THE COCA-COLA COMPANY MASTER TRUST for 401(k) PLANS - Narrative (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Interest in Master Trust, Percentage	100.00%	100.00%
Common Stock of TCCC held by Master Trust, Amount	$ 3,937,828,274	$ 3,550,639,853
Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Fully benefit-responsive investment contracts at contract value	207,361,971	209,659,755
Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Common Stock of TCCC held by Master Trust, Amount	$ 1,182,487,454	$ 1,099,960,757
Employer, Common Stock | EBP, Sponsoring Employer
EBP, Investment, Fair Value and NAV [Line Items]
Common Stock of TCCC held by Master Trust, Number of Shares	16,914,425	17,667,214
Common Stock of TCCC held by Master Trust, Amount	$ 1,182,487,454	$ 1,099,960,757
Wrapper Contracts | Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Fully benefit-responsive investment contracts at contract value	200,364,814	203,281,563
Separate Account, Cash Equivalents | Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Fully benefit-responsive investment contracts at contract value	$ 6,997,157	$ 6,378,192